Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended	36 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Long-lived asset disclosures
Period of payment default	3 months
Furniture, Fixtures, Equipment and Building Improvements | Minimum
Long-lived asset disclosures
Estimated useful lives	5 years
Furniture, Fixtures, Equipment and Building Improvements | Maximum
Long-lived asset disclosures
Estimated useful lives	7 years
Capitalized software
Long-lived asset disclosures
Estimated useful lives	5 years
Impairment of capitalized software		$ 0